Issued Capital and Reserves	6 Months Ended
Jun. 30, 2023
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of June 30, 2023, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

In September 2021, the Company entered into a sales agreement, the Open Sale Agreement, with Jefferies LLC and SVB Leerink LLC, as sales agents, to establish an at-the-market (ATM) offering program, pursuant to which it may sell, from time to time, ordinary shares for aggregate gross proceeds of up to USD 600.0 million. In the first quarter of 2023, 1,748,218 shares were issued under the ATM program, raising USD 17.5 million in net proceeds; related offering expenses were recorded against the proceeds in equity. Following these issuances, the remaining value authorized for sale under the at-the-market program amounts to $497.5 million.

In February 2023, the Group completed a follow-on public offering whereby it sold 27,027,028 common shares at a price of USD 9.25 per share. The aggregate proceeds, net of underwriting discounts, received by the Group from these transactions were EUR 219,832k. Additional offering costs for legal, accounting, printing and registration fees of EUR 14,580k were recognized as reduction to capital reserve against the proceeds from the offering.

The number of shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2022	194,997,091
At-the-market offering program issuances	1,748,218
Share issuances as part of the public offering	27,027,028
Share issuances for exercises between Jan to Mar 2023	112,089
Treasury shares	(32,913)
Common shares issued and outstanding at March 31, 2023	223,851,513
Share issuances for exercises between Apr to Jun 2023	41,524
Treasury shares	(9,953)
Common shares issued and outstanding at June 30, 2023	223,883,084